FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
FINANCIAL ASSETS
Cash and cash equivalents	$ 2,441	$ 2,272	$ 2,343	$ 3,573
Certificates of deposit	350	10,380
Investment securities - available for sale	128,811	108,449
Investment securities - held to maturity	6,181	8,678
Mortgage-backed securities - held to maturity	115,857	129,321
Net loans receivable	84,675	77,455
Accrued interest receivable	1,225	1,206
FHLB stock	7,161	7,062
Bank owned life insurance	4,668	4,541
Deposits
Savings accounts	44,727	45,524
Money market accounts	21,087	22,484
Certificates of deposit	34,376
FHLB advances - fixed rate		10,000
FHLB advances - variable rate		6,109
FHLB short-term advances	171,403	155,799
Accrued interest payable	380	247
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Investment securities - held to maturity	114,899	128,201
Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Investment securities - held to maturity	958	1,120
Fair Value, Inputs, Level 1 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	2,441	2,272
Certificates of deposit	350	10,380
Investment securities - available for sale
Investment securities - held to maturity
Net loans receivable
Accrued interest receivable	1,225	1,206
FHLB stock	7,161	7,062
Bank owned life insurance	4,668	4,541
Deposits
Non-interest-bearing accounts	18,436	19,396
Interest-earning checking	24,459	23,787
Savings accounts	44,727	45,524
Money market accounts	21,087	22,484
Certificates of deposit
Advance payments by borrowers for taxes and insurance	1,938	1,785
FHLB advances - fixed rate
FHLB advances - variable rate		6,109
FHLB short-term advances	171,403	155,799
Accrued interest payable	380	247
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Fair Value, Inputs, Level 2 [Member]
FINANCIAL ASSETS
Cash and cash equivalents
Certificates of deposit
Investment securities - available for sale	128,811	108,449
Investment securities - held to maturity	6,125	8,815
Net loans receivable
Accrued interest receivable
FHLB stock
Bank owned life insurance
Deposits
Non-interest-bearing accounts
Interest-earning checking
Savings accounts
Money market accounts
Certificates of deposit
Advance payments by borrowers for taxes and insurance
FHLB advances - fixed rate
FHLB advances - variable rate
FHLB short-term advances
Accrued interest payable
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	115,733	128,840
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS
Cash and cash equivalents
Certificates of deposit
Investment securities - available for sale
Investment securities - held to maturity
Net loans receivable	84,319	77,224
Accrued interest receivable
FHLB stock
Bank owned life insurance
Deposits
Non-interest-bearing accounts
Interest-earning checking
Savings accounts
Money market accounts
Certificates of deposit	34,053	32,147
Advance payments by borrowers for taxes and insurance
FHLB advances - fixed rate		10,000
FHLB advances - variable rate
FHLB short-term advances
Accrued interest payable
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	1,111	1,341
Carrying (Reported) Amount, Fair Value Disclosure [Member]
FINANCIAL ASSETS
Cash and cash equivalents	2,441	2,272
Certificates of deposit	350	10,380
Investment securities - available for sale	128,811	108,449
Investment securities - held to maturity	6,181	8,678
Net loans receivable	84,675	77,455
Accrued interest receivable	1,225	1,206
FHLB stock	7,161	7,062
Bank owned life insurance	4,668	4,541
Deposits
Non-interest-bearing accounts	18,436	19,396
Interest-earning checking	24,459	23,787
Savings accounts	44,727	45,524
Money market accounts	21,087	22,484
Certificates of deposit	34,376	32,313
Advance payments by borrowers for taxes and insurance	1,938	1,785
FHLB advances - fixed rate		10,000
FHLB advances - variable rate		6,109
FHLB short-term advances	171,403	155,799
Accrued interest payable	380	247
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	114,899	128,201
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	958	1,120
Portion at Fair Value, Fair Value Disclosure [Member]
FINANCIAL ASSETS
Cash and cash equivalents	2,441	2,272
Certificates of deposit	350	10,380
Investment securities - available for sale	128,811	108,449
Investment securities - held to maturity	6,125	8,815
Net loans receivable	84,319	77,224
Accrued interest receivable	1,225	1,206
FHLB stock	7,161	7,062
Bank owned life insurance	4,668	4,541
Deposits
Non-interest-bearing accounts	18,436	19,396
Interest-earning checking	24,459	23,787
Savings accounts	44,727	45,524
Money market accounts	21,087	22,484
Certificates of deposit	34,053	32,147
Advance payments by borrowers for taxes and insurance	1,938	1,785
FHLB advances - fixed rate		10,000
FHLB advances - variable rate		6,109
FHLB short-term advances	171,403	155,799
Accrued interest payable	380	247
Portion at Fair Value, Fair Value Disclosure [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	115,733	128,840
Portion at Fair Value, Fair Value Disclosure [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	$ 1,111	$ 1,241